Item 1 – Schedule of Investments

American Growth Fund Series One
April 30, 2020
(unaudited)

Common Stock 99.10%	Shares	Market Value
Diversified Co. 11.40%
Chemed Corp	3,825	1,593,380
Honeywell International Inc.	2,291	325,093
		1,918,473
Computer Software & Svcs 10.84%
Fair Isaac Corporation*	5,165	1,822,935

Semiconductor Cap. Equip. 9.64%
Teradyne Inc.	25,930	1,621,662

Biotechnology 8.04%
Amgen Inc.	4,731	1,131,750
Novo Nordisk A/S	3,490	221,022
		1,352,772
Cable TV 6.96%
Charter Communications Inc.*	2,363	1,170,228

Computer & Peripherals 5.15%
Cisco Systems Inc.	20,438	866,162

Semiconductor 4.79%
Intel Corporation	12,569	753,889
NVIDIA Corporation	180	52,610
		806,499
Online Media 4.42%
Alphabet Inc.*	235	316,475
Facebook Inc.*	1,521	311,364
Tencent Holdings Ltd. ADR	2,200	115,764
		743,603
Railroad 4.17%
Kansas City Southern	5,368	700,792

Environmental 3.86%
Waste Management Inc.	6,498	649,930

Retail - Apparel & Specialty 3.60%
Amazon.com Inc.*	100	247,400
Alibaba Group Holding Limited A*	1,120	226,990
Tractor Supply Company	1,300	131,859
		606,249
Machinery 3.38%
The Middleby Corporation*	5,522	307,189
Flowserve Corporation	9,281	261,446
		568,635
Application Software 3.31%
Microsoft Corporation	3,109	557,164

Computer Hardware 2.98%
Apple Inc.	1,704	500,635

Communication Services 2.47%
AT&T Inc.	11,851	361,100
Verizon Communications Inc.	940	54,633
		415,103
Transportation & Logistics 1.69%
Old Dominion Freight Line Inc.	945	137,299
Norfolk Southern Corporation	620	106,082
J.B. Hunt Transport Services Inc.	400	40,448
		283,829
Home Improvement Stores 1.49%
Home Depot Inc. (The)	1,140	250,606

Chemicals 1.42%
Balchem Corporation	1,575	140,553
NewMarket Corp	241	99,157
		239,710
Restaurants 1.25%
Starbucks Corporation	2,748	210,854

Insurance - Property and Casualty 1.14%
Selective Insurance Group Inc.	2,088	104,671
Markel Corporation*	100	86,584
		191,255
Farm & Construction Machinery 1.02%
Caterpillar Inc.	1,471	171,195

Aerospace & Defense 0.88%
The Boeing Company	540	76,151

Raytheon Technologies Corporation	1,120	72,587
		148,738
Industrial Products 0.91%
Eaton Corporation PLC	970	80,995
Vestas Wind Systems A/S ADR U	2,500	71,538
		152,533
Drug 0.71%
Johnson & Johnson	796	119,432

Business Services 0.67%
Paychex Inc.	1,651	113,123

Health Care Plans 0.66%
UnitedHealth Group Incorporated	380	111,139

Exchange Traded Funds 0.65%
KraneShares Bosera MSCI China	3,550	108,630

Residential Construction 0.57%
NVR Inc.*	31	96,100

Retail Store 0.54%
Dollar Tree Inc.*	1,145	91,222

Health Care Providers 0.50%
HCA Healthcare Inc.	760	83,509

Total Value Common Stocks (cost 7,250,140)	99.10%	16,672,721

Cash and Receivable, less liabilities	0.90%	150,635

Total Net Assets	100.00%	$16,823,356

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	9,488,088
Gross Unrealized depreciation on investment securities	(308,226)
Net Unrealized depreciation on investment securities	9,179,862
Cost of investment securities for federal income tax purposes	7,492,859

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$16,672,721	$0	$0	$16,672,721